Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	$ 462,295
2025	476,164
2026	490,449
2027	206,864
Total payments	1,635,772
Less: Interest	(211,834)
Present value of obligations	$ 1,423,938	$ 1,737,386